Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses
6. Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	SEPTEMBER 30,	DECEMBER 31,
	2020	2019
Accrued external research, development and manufacturing costs	$2,696	$3,220
Accrued employee compensation and benefits	1,880	1,878
Accrued licensing fees (Note 11)	777	697
Other	526	1,266

	$5,879	$7,061

6. Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	DECEMBER 31,
	2018	2019

Accrued external research, development and manufacturing costs	$673	$3,220
Accrued employee compensation and benefits	1,367	1,878
Accrued licensing fees (Note 12)	1,168	697
Current portion of deferred rent	303	—
Other	228	1,266

	$3,739	$7,061